Marketable Securities (Tables)	3 Months Ended
Jun. 30, 2024
Schedule of Marketable Securities
Company	Shares/Warrants Held	Cost	Fair Value	Fair Value Increase (Decrease)
	(#)	($)	($)	($)
Carlyle Commodities Corp - Shares	550,000	907,500	22,000	(885,500)
Carlyle Commodities Corp - Warrants	550,000	727,000	1,000	(726,000)
Other	1,680,729	14,237	13,835	(402)
Total	2,780,729	1,648,737	36,835	(1,611,902)